Schedule of Investments (unaudited) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Argentina — 0.1%
MercadoLibre, Inc.(a)	472	$263,345

Australia — 2.4%
AGL Energy Ltd.	7,206	93,224
Altium Ltd.	1,220	27,532
Ansell Ltd.	12,297	227,635
Aristocrat Leisure Ltd.	59,853	1,237,467
AusNet Services	71,707	87,851
Australia & New Zealand Banking Group Ltd.	10,884	209,078
Beach Energy Ltd.	13,028	22,238
BHP Group Ltd.	81,209	2,006,720
CIMIC Group Ltd.	15,092	320,676
Cochlear Ltd.	3,185	448,207
CSL Ltd.	4,065	642,725
CSR Ltd.	45,617	131,593
Downer EDI Ltd.	3,979	20,962
Fortescue Metals Group Ltd.	11,744	69,903
Goodman Group	1,296	12,405
Harvey Norman Holdings Ltd.	67,757	207,282
IDP Education Ltd.	15,905	167,371
JB Hi-Fi Ltd.	927	21,284
Macquarie Group Ltd.	12,887	1,142,331
Magellan Financial Group Ltd.	4,485	156,214
National Australia Bank Ltd.	819	16,421
Northern Star Resources Ltd.	3,346	24,867
Oil Search Ltd.	6,818	33,659
Platinum Asset Management Ltd.	5,339	15,296
Qantas Airways Ltd.	136,655	580,740
QBE Insurance Group Ltd.	7,747	65,713
REA Group Ltd.	3,676	268,742
Rio Tinto Ltd.	3,975	248,974
Sonic Healthcare Ltd.	3,869	73,360
Spark Infrastructure Group	8,148	11,879
Sydney Airport	22,834	123,902
Treasury Wine Estates Ltd.	2,848	35,748
Wesfarmers Ltd.	15,283	410,621
Westpac Banking Corp.	1,148	22,929
Woodside Petroleum Ltd.	24,566	536,696
Woolworths Group Ltd.	19,606	493,357

		10,215,602

Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	30,426
Wienerberger AG	23,678	576,398
		606,824

Belgium — 0.6%
Anheuser-Busch InBev SA	1,000	95,179
Groupe Bruxelles Lambert SA	4,714	452,489

Security	Shares	Value

Belgium (continued)
UCB SA	25,966	$1,883,895

		2,431,563

Brazil — 0.7%
Ambev SA	152,572	706,870
B3 SA — Brasil Bolsa Balcao	4,800	50,403
Cia. Hering	9,352	78,148
Cosan Ltd., Class A(a)	1,072	15,973
CPFL Energia SA	3,200	25,331
EDP — Energias do Brasil SA	8,100	38,210
Energisa SA	2,300	27,650
Iochpe-Maxion SA	2,100	9,694
Itau Unibanco Holding SA, Preference Shares	170,565	1,438,018
Lojas Renner SA	8,160	99,119
Petroleo Brasileiro SA	15,700	113,926
Porto Seguro SA	16,422	232,757
TIM Participacoes SA	20,800	59,622
Vale SA(a)	7,800	89,640

		2,985,361

Canada — 4.2%
Alimentation Couche-Tard, Inc., Class B	10,830	331,885
Bank of Montreal	7,836	577,150
Bank of Nova Scotia	17,130	972,965
Barrick Gold Corp.	6,157	106,517
BCE, Inc.	61,896	2,993,770
Canadian Apartment Properties REIT	927	38,113
Canadian Imperial Bank of Commerce	431	35,561
Canadian Natural Resources Ltd.	1,275	33,924
Capital Power Corp.	662	15,330
CCL Industries, Inc., Class B	529	21,338
CGI, Inc.(a)	2,476	195,785
Emera, Inc.	2,962	130,030
Enbridge, Inc.	17,716	621,802
FirstService Corp.	219	22,453
Franco-Nevada Corp.	5,283	481,386
Gibson Energy, Inc.	1,183	20,314
Gildan Activewear, Inc.	528	18,739
Great-West Lifeco, Inc.	16,759	402,388
H&R Real Estate Investment Trust	1,363	23,796
Hydro One Ltd.(b)	11,923	220,398
Kirkland Lake Gold Ltd.	1,293	57,923
Manulife Financial Corp.	41,526	761,657
Northland Power, Inc.	14,310	274,567
Nutrien Ltd.	4,595	228,909
Open Text Corp.	1,209	49,314
Pembina Pipeline Corp.	4,673	173,220
Power Corp. of Canada	3,824	88,092
Power Financial Corp.	40,983	950,295
Quebecor, Inc., Class B	31,857	723,296
Restaurant Brands International, Inc.	11,403	810,780
Rogers Communications, Inc., Class B	8,010	390,146
Royal Bank of Canada	7,853	637,024

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Shopify, Inc., Class A(a)	141	$43,880
Suncor Energy, Inc.	16,295	513,996
TFI International, Inc.	10,775	329,874
Thomson Reuters Corp.	2,443	163,285
Toronto-Dominion Bank	73,500	4,285,674
Wheaton Precious Metals Corp.	578	15,156
WSP Global, Inc.	1,114	65,107

		17,825,839

China — 3.9%
3SBio, Inc.(a)(b)	16,000	26,459
58.com, Inc. — ADR(a)	1,140	56,213
Agricultural Bank of China Ltd., Class H	479,000	187,574
Alibaba Group Holding Ltd. — ADR(a)	16,739	2,799,263
Angang Steel Co. Ltd., Class H	39,000	14,236
Anhui Conch Cement Co. Ltd., Class A	4,900	28,407
Anhui Conch Cement Co. Ltd., Class H	11,000	65,278
BAIC Motor Corp. Ltd., Class H(b)	81,000	50,040
Baidu, Inc. — ADR(a)	314	32,267
Bank of China Ltd., Class A	46,400	23,280
Bank of China Ltd., Class H	2,013,000	789,440
Bank of Communications Co. Ltd., Class A	92,500	70,653
Bank of Communications Co. Ltd., Class H	164,000	107,053
Baoshan Iron & Steel Co. Ltd., Class A	43,260	35,843
BBMG Corp., Class H	100,000	28,691
BeiGene Ltd., ADR(a)	339	41,514
Beijing Enterprises Holdings Ltd.	3,000	13,804
BOC Hong Kong Holdings Ltd.	138,000	468,264
BYD Electronic International Co. Ltd.	10,000	14,973
China Agri-Industries Holdings Ltd.	48,000	15,608
China Coal Energy Co. Ltd., Class H	200,000	81,412
China Construction Bank Corp., Class H	448,000	341,357
China Everbright Bank Co. Ltd., Class A	167,400	92,420
China Hongqiao Group Ltd.	65,500	41,822
China Life Insurance Co. Ltd., Class H	284,000	654,434
China Mobile Ltd.	124,500	1,031,327
China Oriental Group Co. Ltd.	30,000	10,373
China Pacific Insurance Group Co. Ltd., Class H	23,200	85,127
China Petroleum & Chemical Corp., Class A	711,577	500,476
China Petroleum & Chemical Corp., Class H	1,208,000	714,824
China Railway Signal & Communication Corp. Ltd., Class H(b)	82,000	50,730
China Reinsurance Group Corp., Class H	397,000	64,353
China Resources Land Ltd.	6,000	25,132
China Shenhua Energy Co. Ltd., Class H	11,500	23,088
China Telecom Corp. Ltd., Class H	36,000	16,393
China Unicom Hong Kong Ltd.	70,000	74,107

Security	Shares	Value

China (continued)
CNOOC Ltd.	748,000	$1,145,285
Ctrip.com International Ltd. — ADR(a)	393	11,511
Dali Foods Group Co. Ltd.(b)	89,000	54,619
Datang International Power Generation Co. Ltd., Class H	242,000	50,021
Dongfang Electric Corp. Ltd., Class A	21,000	27,129
Dongfeng Motor Group Co. Ltd., Class H	32,000	30,404
Geely Automobile Holdings Ltd.	28,000	47,584
Greentown China Holdings Ltd.	20,000	16,218
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	72,560
Guotai Junan Securities Co. Ltd., Class H(b)	93,200	144,968
Huadian Power International Corp. Ltd., Class H	120,000	45,647
Industrial & Commercial Bank of China Ltd., Class A	34,300	26,586
Industrial & Commercial Bank of China Ltd., Class H	889,000	595,572
Industrial Bank Co. Ltd., Class A	11,200	27,538
JD.com, Inc. — ADR(a)	18,682	527,019
Kaisa Group Holdings Ltd.(a)	57,000	25,014
KWG Group Holdings Ltd.(a)	30,000	26,303
Legend Holdings Corp., Class H(b)	22,100	47,632
Lenovo Group Ltd.	112,000	74,718
Li Ning Co. Ltd.	17,000	48,773
Logan Property Holdings Co. Ltd.	52,000	74,038
Maanshan Iron & Steel Co. Ltd., Class H	84,000	31,630
Metallurgical Corp. of China Ltd., Class H	343,000	76,964
MMG Ltd.(a)	48,000	11,327
NetEase, Inc. — ADR	300	79,854
New China Life Insurance Co. Ltd., Class H	4,700	18,574
New Oriental Education & Technology Group, Inc. — ADR(a)	869	96,250
Oppein Home Group, Inc., Class A	3,200	49,926
PetroChina Co. Ltd., Class H	1,468,000	753,014
Ping An Insurance Group Co. of China Ltd., Class H	9,000	103,443
Shenzhen Investment Ltd.	76,000	28,052
Shui On Land Ltd.	75,000	14,930
Sinopec Engineering Group Co. Ltd., Class H	41,500	26,073
Sinotrans Ltd., Class H	60,000	18,807
Sinotruk Hong Kong Ltd.	26,000	38,561
Sunny Optical Technology Group Co. Ltd.	1,100	16,147
Tencent Holdings Ltd.	64,000	2,676,985
Towngas China Co. Ltd.(a)	27,000	20,252
Uni-President China Holdings Ltd.	42,000	45,314
Vipshop Holdings Ltd. — ADR(a)	4,931	43,984
Yihai International Holding Ltd.(a)	9,000	53,496
Yuexiu Property Co. Ltd.	118,000	25,600

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yum China Holdings, Inc.	4,179	$189,852
Yuzhou Properties Co. Ltd.	39,000	15,527
Zhejiang Semir Garment Co. Ltd., Class A	19,600	33,934

		16,263,870

Czech Republic — 0.0%
CEZ AS	4,099	90,545
Komercni Banka AS	398	13,455

		104,000

Denmark — 0.5%
Carlsberg A/S, Class B	5,036	744,210
Chr Hansen Holding A/S	810	68,618
DSV A/S	3,906	371,265
Genmab A/S(a)	613	124,552
GN Store Nord A/S	4,477	181,482
H Lundbeck A/S	3,760	124,654
ISS A/S	2,085	51,548
Novo Nordisk A/S, Class B	2,379	122,938
Rockwool International A/S, — B Shares	65	12,997
Royal Unibrew A/S	1,470	121,113
SimCorp A/S	601	52,785
Tryg A/S	431	12,348

		1,988,510

Finland — 0.5%
Fortum OYJ	893	21,107
Kesko OYJ, Class B	1,084	68,469
Kone OYJ, Class B	30,022	1,708,563
Tieto OYJ	6	154
Valmet OYJ	8,468	164,273

		1,962,566

France — 3.3%
Air Liquide SA	1,168	166,230
Arkema SA	3,207	298,978
Bouygues SA	22,447	898,929
Capgemini SE	144	16,956
Christian Dior SE	2,778	1,314,244
Cie Generale des Etablissements Michelin SCA	675	75,156
Credit Agricole SA	2,040	24,692
Dassault Systemes SE	795	113,253
Edenred	17,474	838,224
Eiffage SA	1,483	153,735
Engie SA	26,375	430,497
Gaztransport Et Technigaz SA	1,524	150,782
Kering SA	1,193	607,935
L’Oreal SA	12,543	3,507,887
Lagardere SCA	1,939	42,884
LVMH Moet Hennessy Louis Vuitton SE	6,118	2,427,375
Natixis SA	7,339	30,407
Pernod Ricard SA	4,205	748,410
Publicis Groupe SA	7,891	388,278

Security	Shares	Value

France (continued)
Rubis SCA	942	$54,713
Safran SA	1,687	265,619
Sanofi	881	81,609
Sartorius Stedim Biotech	814	113,856
Schneider Electric SE	8,792	768,791
SCOR SE	1,692	69,858
SPIE SA	1,317	26,353
Teleperformance	72	15,601
TOTAL SA	8,281	431,165
Vivendi SA	628	17,184

		14,079,601

Germany — 2.2%
adidas AG	4,045	1,259,388
Allianz SE, Registered Shares	10,875	2,531,395
alstria office REIT-AG	2,028	34,792
Bayer AG, Registered Shares	555	39,101
Bayerische Motoren Werke AG	1,537	108,245
CompuGroup Medical SE	653	39,288
CTS Eventim AG & Co. KGaA	288	16,225
Deutsche Post AG, Registered Shares	18,571	618,882
Duerr AG	532	13,806
DWS Group GmbH & Co. KGaA(b)	160	4,723
Evonik Industries AG	14,343	354,075
Fielmann AG	852	62,720
Freenet AG	1,027	21,135
Fresenius SE & Co. KGaA	6,361	297,572
HeidelbergCement AG	4,097	296,008
Hochtief AG	9,860	1,123,648
HUGO BOSS AG	425	22,754
Jenoptik AG	4	99
LEG Immobilien AG	62	7,095
MTU Aero Engines AG	688	182,814
Nemetschek SE	288	14,675
Puma SE	1,222	94,553
SAP SE	5,379	632,965
Sartorius AG, Preference Shares	1,039	189,420
Software AG	14,502	398,148
Stroeer SE	224	17,055
Talanx AG	533	23,032
Telefonica Deutschland Holding AG	249,018	694,285
TUI AG	7	81
Uniper SE	1,768	57,984
Volkswagen AG	655	112,597

		9,268,560

Hong Kong — 0.7%
AIA Group Ltd.	53,800	507,390
CK Asset Holdings Ltd.	8,500	57,588
CK Hutchison Holdings Ltd.	106,500	940,195
CLP Holdings Ltd.	5,500	57,810
Hongkong Land Holdings Ltd.	82,600	464,395
Jardine Matheson Holdings Ltd.	900	48,166
Kingboard Laminates Holdings Ltd.	29,500	26,606

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Melco Resorts & Entertainment Ltd. — ADR	6,503	$126,223
MTR Corp. Ltd.	14,500	81,318
Sun Hung Kai Properties Ltd.	18,500	265,859
Swire Pacific Ltd., Class A	7,000	65,151
Techtronic Industries Co. Ltd.	22,000	153,124

		2,793,825

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	86,321	811,948
OTP Bank Nyrt	13,275	552,975
Richter Gedeon Nyrt	3,613	58,452

		1,423,375

India — 1.1%
Aurobindo Pharma Ltd.	22,418	186,505
Bharat Electronics Ltd.	15,988	24,460
Bharat Forge Ltd.	6,014	37,917
Birlasoft Ltd.	4,888	4,778
Century Textiles & Industries Ltd.	1,239	15,864
Divi’s Laboratories Ltd.	1,991	46,847
Dr. Reddy’s Laboratories Ltd.	608	23,168
Escorts Ltd.	1,665	13,655
GAIL India Ltd.	17,584	33,412
HCL Technologies Ltd.	13,466	205,366
HDFC Bank Ltd.	16,440	284,897
HDFC Standard Life Insurance Co. Ltd.(b)	18,923	160,639
Hexaware Technologies Ltd.	3,256	17,483
Hindalco Industries Ltd.	15,879	42,938
Hindustan Petroleum Corp. Ltd.	7,395	31,591
Hindustan Unilever Ltd.	20,295	567,875
Housing Development Finance Corp. Ltd.	19,279	538,120
Indraprastha Gas Ltd.	3,927	19,393
IndusInd Bank Ltd.	4,205	82,198
Infosys Ltd.	36,345	411,451
Jindal Steel & Power Ltd.(a)	15,033	22,004
Jubilant Life Sciences Ltd.	1,486	10,604
KEC International Ltd.	2,445	9,439
Kotak Mahindra Bank Ltd.	9,069	210,637
KPIT Technologies Ltd.	4,888	6,573
Larsen & Toubro Ltd.	5,657	117,765
Mahindra & Mahindra Ltd.	12,222	94,463
Mphasis Ltd.	1,076	14,530
National Aluminium Co. Ltd.	18,292	11,998
Nestle India Ltd.	151	29,608
Petronet LNG Ltd.	9,296	34,116
Pidilite Industries Ltd.	4,792	97,658
Reliance Industries Ltd.	3,128	58,896
Sun Pharmaceutical Industries Ltd.	3,120	17,171
Tata Consultancy Services Ltd.	20,775	615,404
Tata Global Beverages Ltd.	16,645	64,880
Tech Mahindra Ltd.	23,607	238,159

Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	771	$47,269
United Breweries Ltd.	1,364	25,928
United Spirits Ltd.(a)	37,280	351,060

		4,826,719

Indonesia — 0.1%
Bank Central Asia Tbk PT	172,300	368,372
Bank Mandiri Persero Tbk PT	208,900	102,749
Bank Negara Indonesia Persero Tbk PT	52,100	26,961
Bank Rakyat Indonesia Persero Tbk PT	55,900	16,231
Bukit Asam Tbk PT	92,500	14,733
Pabrik Kertas Tjiwi Kimia Tbk PT	24,400	18,133
Telekomunikasi Indonesia Persero Tbk PT	142,700	43,094

		590,273

Ireland — 0.0%
AerCap Holdings NV(a)	349	19,108
Kingspan Group PLC	1,756	85,745
Smurfit Kappa Group PLC	2,295	68,244

		173,097

Israel — 0.1%
Check Point Software Technologies Ltd.(a)	1,750	191,625

Italy — 0.4%
A2A SpA	45,830	84,106
Ferrari NV	7,306	1,127,411
Hera SpA	8,814	36,170
Interpump Group SpA	1,103	34,860
Moncler SpA	11,310	403,126

		1,685,673

Japan — 7.4%
Advantest Corp.	9,100	405,659
AGC, Inc.	9,300	289,810
Aoyama Trading Co. Ltd.	300	5,236
Asahi Group Holdings Ltd.	900	44,697
Asahi Kasei Corp.	14,500	143,841
Astellas Pharma, Inc.	81,300	1,162,928
Bridgestone Corp.	500	19,458
Canon, Inc.	10,800	288,815
Central Japan Railway Co.	2,100	433,040
Chubu Electric Power Co., Inc.	1,900	27,561
Chugai Pharmaceutical Co. Ltd.	3,100	242,256
Citizen Watch Co. Ltd.	4,900	24,039
Dai-ichi Life Holdings, Inc.	43,400	659,805
Daiichi Sankyo Co. Ltd.	600	37,914
Daikin Industries Ltd.	200	26,378
Daito Trust Construction Co. Ltd.	400	51,231
Daiwa House Industry Co. Ltd.	3,700	120,267
Denka Co. Ltd.	600	16,623
Dentsu, Inc.	1,000	35,360
DIC Corp.	700	19,555

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	16,500	$1,577,770
Eisai Co. Ltd.	3,300	168,587
Electric Power Development Co. Ltd.	500	11,430
Fancl Corp.	800	21,366
Fast Retailing Co. Ltd.	1,200	715,859
Fuji Media Holdings, Inc.	1,100	14,213
FUJIFILM Holdings Corp.	5,200	229,062
Furukawa Electric Co. Ltd.	700	17,012
Honda Motor Co. Ltd.	17,200	450,372
Isuzu Motors Ltd.	1,700	18,832
ITOCHU Corp.	12,400	256,849
Izumi Co. Ltd.	500	19,611
Japan Airlines Co. Ltd.	2,600	77,218
Japan Post Bank Co. Ltd.	3,300	32,053
Japan Post Holdings Co. Ltd.	33,900	312,815
Japan Post Insurance Co. Ltd.	16,000	242,192
Japan Tobacco, Inc.	48,300	1,058,235
JFE Holdings, Inc.	16,000	193,797
JXTG Holdings, Inc.	256,800	1,173,818
Kajima Corp.	7,600	100,125
Kao Corp.	10,200	756,604
KDDI Corp.	27,700	722,769
Keyence Corp.	100	62,246
Kirin Holdings Co. Ltd.	38,100	810,761
Konica Minolta, Inc.	20,300	142,029
Lintec Corp.	700	13,935
LIXIL Group Corp.	6,200	109,536
Marubeni Corp.	4,600	30,677
Mazda Motor Corp.	24,200	216,912
Mitsubishi Chemical Holdings Corp.	52,700	377,721
Mitsubishi Estate Co. Ltd.	7,700	148,891
Mitsubishi Gas Chemical Co., Inc.	8,300	111,634
Mitsubishi Heavy Industries Ltd.	6,900	271,228
Mitsubishi Motors Corp.	24,700	107,761
Mitsubishi UFJ Financial Group, Inc.	396,300	2,018,300
Mitsui & Co. Ltd.	70,100	1,151,492
Mitsui Fudosan Co. Ltd.	11,600	288,691
Mizuho Financial Group, Inc.	15,500	23,820
MS&AD Insurance Group Holdings, Inc.	3,500	113,765
NEC Corp.	3,400	143,774
Nippon Electric Glass Co. Ltd.	10,600	237,011
Nippon Shokubai Co. Ltd.	300	17,128
Nippon Steel Corp.	4,500	63,056
Nippon Telegraph & Telephone Corp.	17,400	832,480
Nippon Television Holdings, Inc.	1,500	19,307
Nissan Motor Co. Ltd.	70,000	437,035
Nitto Denko Corp.	9,600	465,170
NTN Corp.	6,100	17,626
NTT DOCOMO, Inc.	41,200	1,052,027
Oji Holdings Corp.	32,700	153,526
Ono Pharmaceutical Co. Ltd.	1,200	21,854
ORIX Corp.	58,300	872,109
Otsuka Corp.	600	24,013
Otsuka Holdings Co. Ltd.	4,700	176,556

Security	Shares	Value

Japan (continued)
Penta-Ocean Construction Co. Ltd.	3,100	$17,213
PeptiDream, Inc.(a)	800	38,239
Pola Orbis Holdings, Inc.	13,600	306,591
Recruit Holdings Co. Ltd.	12,700	388,029
Resona Holdings, Inc.	20,900	89,936
Ricoh Co. Ltd.	10,200	92,282
Rohm Co. Ltd.	1,100	84,812
Ryohin Keikaku Co. Ltd.	7,000	131,227
SCSK Corp.	1,200	56,472
Secom Co. Ltd.	2,600	237,915
Seino Holdings Co Ltd.	1,000	12,554
Seria Co. Ltd.	800	19,467
Seven & i Holdings Co. Ltd.	7,000	268,277
Shin-Etsu Chemical Co. Ltd.	2,500	269,026
Shionogi & Co. Ltd.	800	44,602
Shiseido Co. Ltd.	400	32,104
Softbank Corp.	1,800	24,389
SoftBank Group Corp.	6,600	260,439
Sompo Holdings, Inc.	2,200	92,393
Subaru Corp.	2,800	79,184
Sumitomo Chemical Co. Ltd.	76,300	344,477
Sumitomo Corp.	26,800	419,566
Sumitomo Mitsui Financial Group, Inc.	22,100	759,403
Sumitomo Realty & Development Co. Ltd.	1,100	41,994
Sundrug Co. Ltd.	3,600	113,592
T&D Holdings, Inc.	28,800	307,749
Taiheiyo Cement Corp.	800	21,497
Taisei Corp.	11,900	463,112
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,936
Takashimaya Co. Ltd.	1,500	17,546
Takeda Pharmaceutical Co. Ltd.	20,600	706,902
Tokio Marine Holdings, Inc.	3,100	166,306
Tokyo Electron Ltd.	3,900	749,283
Tokyo Tatemono Co. Ltd.	2,100	29,641
Toyota Motor Corp.	9,000	604,442
Trend Micro, Inc.	5,500	262,836
Ube Industries Ltd.	20,900	424,588
Ulvac, Inc.	2,300	93,143
Yamada Denki Co. Ltd.	4,100	19,866
Yamaha Motor Co. Ltd.	11,800	215,115
Yamato Holdings Co. Ltd.	9,700	146,549
Zenkoku Hosho Co. Ltd.	600	23,447
Zeon Corp.	9,200	112,796

		31,368,070

Luxembourg — 0.0%
Grand City Properties SA	724	16,289

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Luxembourg (continued)
Reinet Investments SCA	1,326	$24,033

		40,322

Macau — 0.0%
Sands China Ltd.	23,200	104,833

Malaysia — 0.1%
Genting Bhd	26,800	36,757
Public Bank Bhd	38,200	183,136
QL Resources Bhd	12,500	21,513
Tenaga Nasional Bhd	19,800	64,511

		305,917

Mexico — 0.4%
Alsea SAB de CV(a)	7,900	18,367
America Movil SAB de CV, Series L	1,635,600	1,213,397
Cemex SAB de CV CPO	323,810	126,183
Fomento Economico Mexicano SAB de CV	6,645	60,965
Grupo Aeroportuario del Centro Norte SAB de CV	4,800	28,478
Grupo Financiero Banorte SAB de CV, Series O	8,900	47,837
Megacable Holdings SAB de CV CPO	6,900	27,787
Orbia Advance Corp. SAB de CV	12,300	24,003
Wal-Mart de Mexico SAB de CV	26,722	79,188

		1,626,205

Netherlands — 1.0%
Adyen NV(a)(b)	97	63,790
Aegon NV	13,792	57,280
ASM International NV	1,373	126,319
ASML Holding NV	145	35,962
ASR Nederland NV	11,634	429,289
BE Semiconductor Industries NV(c)	3,656	114,364
Euronext NV(b)	354	28,986
Koninklijke DSM NV	1,253	150,838
Koninklijke Philips NV	2,966	137,056
NN Group NV	14,497	513,753
NXP Semiconductors NV	2,075	226,424
Philips Lighting NV(b)	1,189	32,677
Royal Dutch Shell PLC, Class A	36,131	1,059,648
Royal Dutch Shell PLC, Class B	19,612	579,641
Wereldhave NV	1	22
Wolters Kluwer NV	10,894	794,881

		4,350,930

Norway — 0.1%
DNB ASA	8,560	150,895
Schibsted ASA, Class A	1,184	35,039
TGS Nopec Geophysical Co. ASA	633	16,022

Security	Shares	Value

Norway (continued)
Tomra Systems ASA	615	$16,434

		218,390

Poland — 0.4%
Bank Polska Kasa Opieki SA	12,203	311,512
Grupa Lotos SA	4,354	96,178
PGE Polska Grupa Energetyczna SA(a)	17,114	34,110
Polski Koncern Naftowy ORLEN SA	37,111	913,523
Powszechna Kasa Oszczednosci Bank Polski SA	10,388	101,834
Powszechny Zaklad Ubezpieczen SA	17,920	167,161

		1,624,318

Portugal — 0.1%
Galp Energia SGPS SA	39,624	595,911

Russia — 0.3%
Alrosa PJSC	26,770	30,753
Gazprom PJSC	96,944	337,372
Inter RAO UES PJSC	386,000	26,721
LUKOIL PJSC	3,520	291,903
Magnit PJSC — GDR	3,609	47,118
Magnitogorsk Iron & Steel Works PJSC	28,400	17,147
MMC Norilsk Nickel PJSC	594	152,727
Mobile TeleSystems PJSC — ADR	5,512	44,647
Novatek PJSC — GDR	838	169,778
PhosAgro PJSC, — GDR	1,139	14,545
Severstal PJSC	2,180	31,362
Surgutneftegas PJSC	63,375	34,572
Tatneft PJSC	13,770	145,866

		1,344,511

Singapore — 0.3%
CapitaLand Mall Trust	173,200	329,720
Oversea-Chinese Banking Corp. Ltd.	28,300	222,477
SATS Ltd.	13,300	46,637
Singapore Technologies Engineering Ltd.	30,900	85,893
Suntec Real Estate Investment Trust	80,000	110,058
United Overseas Bank Ltd.	14,800	275,058

		1,069,843

South Africa — 0.4%
Anglo American Platinum Ltd.	2,130	128,409
Anglo American PLC	11,662	268,016
AngloGold Ashanti Ltd.	742	13,721
Barloworld Ltd.	2,010	15,314
Bidvest Group Ltd.	31,477	396,745
Clicks Group Ltd.	2,327	33,033
FirstRand Ltd.	23,954	98,417
Investec Ltd.	9,546	50,330
Kumba Iron Ore Ltd.	7,303	180,441
Mr Price Group Ltd.	1,667	17,439
MultiChoice Group Ltd.(a)	845	6,578
Naspers Ltd., Class N	1,795	271,779

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	1,973	$9,718
Standard Bank Group Ltd.	27,747	320,121
Steinhoff International Holdings NV(a)(c)	162,033	10,485
Tiger Brands Ltd.	1,230	17,097

		1,837,643

South Korea — 0.7%
Amorepacific Corp.	195	22,880
Celltrion, Inc.(a)	813	111,222
Fila Korea Ltd.	516	24,964
Helixmith Co. Ltd.(a)	207	11,474
Hyundai Engineering & Construction Co. Ltd.	368	14,214
Hyundai Mobis Co. Ltd.	381	80,179
Hyundai Motor Co.	698	78,152
KB Financial Group, Inc.	591	21,094
Kia Motors Corp.	1,403	53,492
LG Electronics, Inc.	2,875	161,856
LG Household & Health Care Ltd.	46	50,205
Medy-Tox, Inc.(a)	53	15,940
POSCO	2,613	495,315
Samsung Electronics Co. Ltd.	38,225	1,565,085
SillaJen, Inc.(a)	770	5,230
SK Innovation Co. Ltd.	131	18,140

		2,729,442

Spain — 0.9%
Acciona SA	2,856	302,260
Acerinox SA	2,583	22,120
ACS Actividades de Construccion y Servicios SA	5,226	208,810
Aena SME SA(b)	734	134,361
Applus Services SA	1,036	13,436
Banco Bilbao Vizcaya Argentaria SA	126,691	659,488
CaixaBank SA	17,037	44,688
EDP Renovaveis SA	17	183
Endesa SA	1,641	43,168
Grifols SA	2,954	87,078
Iberdrola SA	4,415	45,889
Industria de Diseno Textil SA	10,767	333,212
Mediaset Espana Comunicacion SA	7,275	46,893
Merlin Properties Socimi SA	2,539	35,448
Repsol SA	48,385	754,612
Telefonica SA	144,447	1,103,740

		3,835,386

Sweden — 0.8%
Assa Abloy AB, Class B	25,890	575,564
Elekta AB, B Shares, Class B	20,844	274,282
Evolution Gaming Group AB(b)	980	19,259
Fabege AB	5,702	93,931
Skandinaviska Enskilda Banken AB, Class A	139	1,277
Swedbank AB, Class A	1,040	14,978

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	179,904	$2,524,614

		3,503,905

Switzerland — 3.3%
Barry Callebaut AG, Registered Shares	52	107,252
Clariant AG, Registered Shares(a)	768	14,959
Dufry AG, Registered Shares(a)	223	18,654
Flughafen Zuerich AG, Registered Shares	519	96,067
Galenica AG(a)(b)	516	29,637
Givaudan SA, Registered Shares	64	178,625
LafargeHolcim Ltd., Registered Shares(a)	7,878	387,942
Landis+Gyr Group AG(a)	249	22,319
Logitech International SA, Registered Shares	22,166	900,769
Nestle SA, Registered Shares	28,692	3,111,775
Novartis AG, Registered Shares	29,051	2,521,248
PSP Swiss Property AG, Registered Shares	2,623	333,021
Roche Holding AG	14,165	4,124,344
Sika AG, Registered Shares	5,338	781,012
Straumann Holding AG, Registered Shares	601	491,587
Sunrise Communications Group AG(a)(b)	5,705	443,919
Temenos AG, Registered Shares(a)	1,550	259,548

		13,822,678

Taiwan — 1.6%
Accton Technology Corp.	5,000	26,337
Cathay Financial Holding Co. Ltd.	279,000	367,737
Chailease Holding Co. Ltd.	4,120	16,639
China Life Insurance Co. Ltd.(a)	22,883	18,142
China Steel Corp.	90,000	66,713
Chipbond Technology Corp.	10,000	18,507
CTBC Financial Holding Co. Ltd.	458,000	304,014
Delta Electronics, Inc.	28,000	119,627
Fubon Financial Holding Co. Ltd.	596,000	855,687
Largan Precision Co. Ltd.	3,000	429,123
MediaTek, Inc.	55,000	654,374
Novatek Microelectronics Corp.	19,000	109,036
Quanta Computer, Inc.	41,000	74,797
Radiant Opto-Electronics Corp.	27,000	103,118
Realtek Semiconductor Corp.	24,000	177,938
TaiMed Biologics, Inc.(a)	2,000	9,590
Taiwan Semiconductor Manufacturing Co. Ltd.	312,000	2,771,037
TPK Holding Co. Ltd.(a)	11,000	19,823
Uni-President Enterprises Corp.	311,000	750,488
Unimicron Technology Corp.	20,000	28,143

		6,920,870

Thailand — 0.2%
Berli Jucker PCL — NVDR	218,700	377,302

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL — NVDR	143,300	$380,346
Gulf Energy Development PCL	2,900	15,171
Gulf Energy Development PCL — NVDR	8,300	43,384
Muangthai Leasing PCL — NVDR	16,600	30,970
Thanachart Capital PCL — NVDR	9,300	17,339

		864,512

Turkey — 0.3%
Akbank TAS(a)	110,584	158,691
Haci Omer Sabanci Holding AS	155,714	263,589
KOC Holding AS	57,770	193,100
Tekfen Holding AS	3,373	11,427
Tupras Turkiye Petrol Rafinerileri AS	757	19,237
Turk Telekomunikasyon AS(a)	81,933	84,170
Turkiye Garanti Bankasi AS(a)	154,659	279,248
Turkiye Is Bankasi AS, Class C(a)	140,511	155,642
Yapi ve Kredi Bankasi AS(a)	68,856	29,323

		1,194,427

United Kingdom — 4.1%
Anglo American PLC(c)	59,540	1,381,526
Ashmore Group PLC	3,136	19,511
Ashtead Group PLC	5,187	144,248
AstraZeneca PLC	2,983	266,349
Auto Trader Group PLC(b)	27,751	173,934
Aviva PLC	3,014	14,796
Barratt Developments PLC	25,310	201,484
Bellway PLC	400	16,444
boohoo Group PLC(a)	13,486	43,938
BP PLC	5,225	33,078
British American Tobacco PLC	13,442	496,416
Centrica PLC	62,166	56,371
Compass Group PLC	23,453	603,509
CYBG PLC	11,228	15,815
Dechra Pharmaceuticals PLC	457	15,556
Diageo PLC	85,298	3,484,447
Dialog Semiconductor PLC(a)	12,576	595,610
Direct Line Insurance Group PLC	23,450	86,519
Electrocomponents PLC	19,157	151,451
Experian PLC	2,053	65,653
Fevertree Drinks PLC	1,496	44,500
GlaxoSmithKline PLC	57,764	1,238,148
Greggs PLC	785	20,181
Halma PLC	1,511	36,574
HomeServe PLC	1,224	17,849
HSBC Holdings PLC	12,111	92,798
IG Group Holdings PLC	16,047	118,896
Imperial Brands PLC	10,662	239,428
Intertek Group PLC	28,207	1,898,676
JD Sports Fashion PLC	3,549	32,757
John Wood Group PLC	7,585	35,362
Land Securities Group PLC	3,167	33,355
Legal & General Group PLC	181,850	555,064
Linde PLC	2,393	463,572

Security	Shares	Value

United Kingdom (continued)
Moneysupermarket.com Group PLC	4,024	$18,714
National Grid PLC	66,188	716,637
Pearson PLC	3,017	27,359
Petrofac Ltd.	31,063	152,522
RELX PLC	796	18,905
Rentokil Initial PLC	182,963	1,051,934
Rightmove PLC	17,246	116,690
Rotork PLC	3,832	14,657
Royal Mail PLC	31,049	80,617
SSP Group PLC	8,528	64,938
Subsea 7 SA	25,987	267,288
Tate & Lyle PLC	3,889	35,184
Taylor Wimpey PLC	14,337	28,458
TechnipFMC PLC	3,939	94,784
Unilever NV	15,803	948,929
Unilever PLC	6,430	386,455
Vodafone Group PLC	131,607	262,201
WH Smith PLC	1,562	38,168
WM Morrison Supermarkets PLC	48,065	118,347

		17,136,602

United States — 53.2%
3M Co.	9,544	1,569,034
Aaron’s, Inc.	239	15,358
Abbott Laboratories	333	27,862
AbbVie, Inc.	13,021	985,950
Accenture PLC, Class A	5,088	978,677
ACI Worldwide, Inc.(a)	3	94
Adobe, Inc.(a)	5,621	1,552,801
Advance Auto Parts, Inc.	224	37,050
AECOM(a)	538	20,207
Air Products & Chemicals, Inc.	259	57,462
Alexion Pharmaceuticals, Inc.(a)	2,083	204,009
Alkermes PLC(a)	1,820	35,508
Allegion PLC	13,217	1,369,942
Allergan PLC	1,255	211,204
ALLETE, Inc.	171	14,947
Alliance Data Systems Corp.	1,024	131,205
Allstate Corp.	5,163	561,115
Alnylam Pharmaceuticals, Inc.(a)	897	72,137
Alphabet, Inc., Class A(a)	2,416	2,950,274
Alphabet, Inc., Class C(a)	2,650	3,230,350
Altria Group, Inc.	30,387	1,242,828
Amazon.com, Inc.(a)	4,617	8,014,696
AMC Networks, Inc., Class A(a)	1,162	57,124
Amcor PLC	67,579	650,600
Amdocs Ltd.	456	30,146
American Express Co.	19,808	2,342,890
American Financial Group, Inc.	6,589	710,624
American Tower Corp.	4,124	911,940
Ameriprise Financial, Inc.	1,226	180,345
AmerisourceBergen Corp.	5,899	485,665
AMETEK, Inc.	2,766	253,974
Amgen, Inc.	5,382	1,041,471

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AMN Healthcare Services, Inc.(a)	655	$37,702
Analog Devices, Inc.	197	22,011
Anthem, Inc.	4,109	986,571
Apartment Investment & Management Co., Class A	2,112	110,120
Apple Hospitality REIT, Inc.	47,305	784,317
Apple, Inc.	39,259	8,792,838
Applied Materials, Inc.	5,666	282,733
AT&T, Inc.	77,000	2,913,680
Atlassian Corp. PLC, Class A(a)	1,065	133,594
Automatic Data Processing, Inc.	5,692	918,803
AutoZone, Inc.(a)	673	729,949
Avista Corp.	11,803	571,737
Baker Hughes a GE Co.	4,857	112,682
Ball Corp.	209	15,217
Bank of America Corp.	44,979	1,312,037
Bank of Hawaii Corp.	658	56,542
Bank OZK	770	20,998
Bausch Health Cos., Inc.(a)	2,147	46,834
BB&T Corp.	10,893	581,359
Berkshire Hathaway, Inc., Class B(a)	11,582	2,409,288
Bio-Rad Laboratories, Inc., Class A(a)	933	310,446
Biogen, Inc.(a)	1,736	404,176
BioMarin Pharmaceutical, Inc.(a)	1,662	112,019
Black Hills Corp.	527	40,437
Boeing Co.	2,046	778,442
Booking Holdings, Inc.(a)	334	655,512
Booz Allen Hamilton Holding Corp.	234	16,619
Boston Properties, Inc.	573	74,295
Bright Horizons Family Solutions, Inc.(a)	809	123,372
Bristol-Myers Squibb Co.	21,270	1,078,602
Broadcom, Inc.	3,061	845,050
Brown & Brown, Inc.	2,121	76,483
Bruker Corp.	607	26,666
Burlington Stores, Inc.(a)	1,250	249,775
C.H. Robinson Worldwide, Inc.	430	36,455
Cable One, Inc.	18	22,585
Capital One Financial Corp.	2,925	266,116
Cargurus, Inc.(a)	1,140	35,283
Carlisle Cos., Inc.	614	89,362
CarMax, Inc.(a)	697	61,336
Carnival PLC	3,954	163,618
Carter’s, Inc.	493	44,967
Caterpillar, Inc.	413	52,166
CDW Corp.	11,584	1,427,612
Celgene Corp.(a)	6,300	625,590
Centene Corp.(a)	14,947	646,607
Charles Schwab Corp.	2,951	123,440
Charter Communications, Inc., Class A(a)	859	354,011
Chemed Corp.	521	217,554
Chevron Corp.	8,367	992,326
Chipotle Mexican Grill, Inc.(a)	191	160,530

Security	Shares	Value

United States (continued)
Church & Dwight Co., Inc.	5,336	$401,481
Ciena Corp.(a)	4,531	177,751
Cigna Corp.	4,685	711,136
Cincinnati Financial Corp.	247	28,817
Cinemark Holdings, Inc.	7,526	290,805
Cintas Corp.	763	204,560
Cirrus Logic, Inc.(a)	1,400	75,012
Cisco Systems, Inc.	19,523	964,631
CIT Group, Inc.	1,576	71,409
Citigroup, Inc.	5,164	356,729
Citizens Financial Group, Inc.	46,522	1,645,483
CME Group, Inc.	403	85,170
Coca-Cola Co.	3,006	163,647
Columbia Sportswear Co.	445	43,116
Comcast Corp., Class A	33,958	1,530,827
Comerica, Inc.	4,140	273,199
ConocoPhillips	15,599	888,831
Copart, Inc.(a)	4,875	391,609
Cornerstone OnDemand, Inc.(a)	491	26,917
CoStar Group, Inc.(a)	2,612	1,549,438
Costco Wholesale Corp.	4,083	1,176,353
Crane Co.	11,215	904,265
CubeSmart	478	16,682
Cullen/Frost Bankers, Inc.	2,237	198,086
Curtiss-Wright Corp.	114	14,748
CVS Health Corp.	16,183	1,020,662
Danaher Corp.	12,143	1,753,813
Darden Restaurants, Inc.	4,323	511,065
Dell Technologies, Inc., Class C(a)	2,427	125,864
DexCom, Inc.(a)	254	37,907
Discover Financial Services	15,507	1,257,463
Dollar General Corp.	2,425	385,429
Dominion Energy, Inc.	4,350	352,524
DTE Energy Co.	1,594	211,938
Dunkin’ Brands Group, Inc.	4,386	348,073
East West Bancorp, Inc.	6,635	293,864
EastGroup Properties, Inc.	569	71,136
Eaton Corp. PLC	1,526	126,887
eBay, Inc.	2,318	90,356
Ecolab, Inc.	8,783	1,739,385
Edwards Lifesciences Corp.(a)	442	97,200
Elastic NV(a)	527	43,393
Electronic Arts, Inc.(a)	214	20,933
Eli Lilly & Co.	1,155	129,164
EMCOR Group, Inc.	230	19,808
EOG Resources, Inc.	6,001	445,394
Equity LifeStyle Properties, Inc.	1,724	230,326
Essent Group Ltd.	344	16,398
Essex Property Trust, Inc.	54	17,639
Estee Lauder Cos., Inc., Class A	5,483	1,090,843
Etsy, Inc.(a)	540	30,510
Evercore, Inc., Class A	589	47,179
Evergy, Inc.	19,143	1,274,158
Exact Sciences Corp.(a)	1,207	109,077

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Expedia Group, Inc.	2,105	$282,933
Expeditors International of Washington, Inc.	548	40,711
Extended Stay America, Inc.	47,093	689,442
Extra Space Storage, Inc.	2,177	254,317
Exxon Mobil Corp.	28,259	1,995,368
Facebook, Inc., Class A(a)	24,722	4,402,494
FactSet Research Systems, Inc.	1,236	300,311
Fidelity National Information Services, Inc.	6,354	843,557
Fifth Third Bancorp	5,429	148,646
First American Financial Corp.	9,304	549,029
First Horizon National Corp.	11,974	193,979
FirstCash, Inc.	218	19,984
FleetCor Technologies, Inc.(a)	626	179,524
Ford Motor Co.	99,933	915,386
Fortinet, Inc.(a)	3,386	259,909
Fortive Corp.	2,359	161,733
GATX Corp.	190	14,731
Generac Holdings, Inc.(a)	620	48,571
General Dynamics Corp.	2,885	527,176
General Electric Co.	9,963	89,069
General Mills, Inc.	18,484	1,018,838
General Motors Co.	1,446	54,196
Genpact Ltd.	3,546	137,407
Gilead Sciences, Inc.	11,252	713,152
Globe Life, Inc.	3,377	323,382
GoDaddy, Inc., Class A(a)	16,602	1,095,400
Graco, Inc.	366	16,851
H&R Block, Inc.	17,109	404,115
Hanover Insurance Group, Inc.	125	16,943
Hartford Financial Services Group, Inc.	667	40,427
HCA Healthcare, Inc.	733	88,268
HEICO Corp.	6,342	791,989
HEICO Corp., Class A	1,429	139,056
Herbalife Nutrition Ltd.(a)	1,943	73,562
Hill-Rom Holdings, Inc.	4,332	455,856
Hologic, Inc.(a)	2,918	147,330
Home Depot, Inc.	9,020	2,092,820
Honeywell International, Inc.	8,782	1,485,914
Hubbell, Inc.	660	86,724
HubSpot, Inc.(a)	1,257	190,574
Humana, Inc.	598	152,891
Huntington Bancshares, Inc.	9,502	135,594
Iberiabank Corp.	1,155	87,249
IDACORP, Inc.	6,391	720,074
IDEX Corp.	4,338	710,911
IDEXX Laboratories, Inc.(a)	207	56,290
Incyte Corp.(a)	1,775	131,758
Ingredion, Inc.	1,189	97,189
Insperity, Inc.	6,200	611,444
Intel Corp.	28,762	1,482,106
Intercontinental Exchange, Inc.	655	60,437
International Business Machines Corp.	2,541	369,512

Security	Shares	Value

United States (continued)
Interpublic Group of Cos., Inc.	76,363	$1,646,386
Intuit, Inc.	7,169	1,906,524
Investors Bancorp, Inc.	2,050	23,288
Ionis Pharmaceuticals, Inc.(a)	1,262	75,606
ITT, Inc.	402	24,598
JBS SA	50,061	395,071
Johnson & Johnson	33,189	4,293,993
JPMorgan Chase & Co.	7,889	928,456
Juniper Networks, Inc.	4,605	113,974
Kimberly-Clark Corp.	591	83,952
Kinder Morgan, Inc.	23,099	476,070
Kohl’s Corp.	1,060	52,640
L3Harris Technologies, Inc.	3,475	725,024
Lam Research Corp.	1,105	255,377
Lamar Advertising Co., Class A	909	74,474
Landstar System, Inc.	8,289	933,176
LendingTree, Inc.(a)	140	43,460
Life Storage, Inc.	2,828	298,099
Lincoln National Corp.	236	14,236
Live Nation Entertainment, Inc.(a)	1,041	69,060
Lockheed Martin Corp.	6,040	2,355,962
Lowe’s Cos., Inc.	1,205	132,502
Lululemon Athletica, Inc.(a)	1,983	381,787
Macquarie Infrastructure Corp.	3,115	122,949
Manhattan Associates, Inc.(a)	1,350	108,905
Masimo Corp.(a)	1,608	239,254
MasTec, Inc.(a)	602	39,088
Mastercard, Inc., Class A	12,605	3,423,140
Match Group, Inc.(a)	2,032	145,166
McDonald’s Corp.	16,039	3,443,734
MDU Resources Group, Inc.	22,759	641,576
Medtronic PLC	10,751	1,167,774
Merck & Co., Inc.	14,261	1,200,491
MetLife, Inc.	23,328	1,100,148
Mettler-Toledo International, Inc.(a)	415	292,326
MGIC Investment Corp.	1,998	25,135
Microsoft Corp.	67,486	9,382,579
Moody’s Corp.	90	18,435
Morgan Stanley	61,936	2,642,809
Motorola Solutions, Inc.	698	118,946
MSC Industrial Direct Co., Inc., Class A	2,451	177,771
National Instruments Corp.	11,489	482,423
NCR Corp.(a)	527	16,632
Netflix, Inc.(a)	3,076	823,199
New York Times Co., Class A	3,998	113,863
NIKE, Inc., Class B	4,541	426,491
Northrop Grumman Corp.	1,993	746,956
NorthWestern Corp.	490	36,775
Nu Skin Enterprises, Inc., Class A	1,145	48,697
NVIDIA Corp.	4,797	835,014
OGE Energy Corp.	1,693	76,828
Ollie’s Bargain Outlet Holdings, Inc.(a)	194	11,376
Omnicom Group, Inc.	1,774	138,904
OneMain Holdings, Inc.	624	22,888

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Oracle Corp.	19,916	$1,095,977
Oshkosh Corp.	788	59,730
Outfront Media, Inc.	11,149	309,719
PACCAR, Inc.	9,397	657,884
PacWest Bancorp	22,677	824,082
Palo Alto Networks, Inc.(a)	1,472	300,038
Park Hotels & Resorts, Inc.	69,006	1,723,080
Paychex, Inc.	20,971	1,735,770
Paycom Software, Inc.(a)	548	114,801
Paylocity Holding Corp.(a)	1,181	115,242
PayPal Holdings, Inc.(a)	3,746	388,048
Penske Automotive Group, Inc.	9,242	436,962
Penumbra, Inc.(a)	1,798	241,813
PepsiCo, Inc.	5,582	765,292
Performance Food Group Co.(a)	5,808	267,226
Pfizer, Inc.	41,374	1,486,568
Philip Morris International, Inc.	16,581	1,258,995
Pinnacle Financial Partners, Inc.	2,882	163,553
Pinterest, Inc., Class A(a)(c)	3,070	81,202
Planet Fitness, Inc., Class A(a)	5,110	295,716
Pool Corp.	86	17,346
Portland General Electric Co.	2,812	158,512
PotlatchDeltic Corp.	2	82
PPG Industries, Inc.	4,418	523,577
PPL Corp.	23,628	744,046
Procter & Gamble Co.	25,117	3,124,052
Prologis, Inc.	912	77,721
Proofpoint, Inc.(a)	171	22,068
Prudential Financial, Inc.	17,601	1,583,210
Pure Storage, Inc., Class A(a)	3,388	57,393
Q2 Holdings, Inc.(a)	291	22,951
QUALCOMM, Inc.	9,992	762,190
Quest Diagnostics, Inc.	6,379	682,744
Ralph Lauren Corp.	162	15,466
Raytheon Co.	2,470	484,589
Regal-Beloit Corp.	1,225	89,241
Regeneron Pharmaceuticals, Inc.(a)	741	205,553
Regions Financial Corp.	3,496	55,307
Reliance Steel & Aluminum Co.	896	89,295
Republic Services, Inc.	932	80,665
RingCentral, Inc., Class A(a)	3,588	450,868
RLJ Lodging Trust	44,466	755,477
Robert Half International, Inc.	6,751	375,761
Roper Technologies, Inc.	1,003	357,670
Royal Caribbean Cruises Ltd.	1,013	109,738
RPM International, Inc.	492	33,855
Ryder System, Inc.	13,118	679,119
Ryman Hospitality Properties, Inc.	1,128	92,282
S&P Global, Inc.	7,066	1,731,029
salesforce.com, Inc.(a)	14,153	2,100,871
Sarepta Therapeutics, Inc.(a)	664	50,012
SBA Communications Corp.	565	136,250
Schlumberger Ltd.	726	24,807
Scotts Miracle-Gro Co.	210	21,382

Security	Shares	Value

United States (continued)
Seattle Genetics, Inc.(a)	1,090	$93,086
ServiceMaster Global Holdings, Inc.(a)	1,628	91,005
ServiceNow, Inc.(a)	4,610	1,170,248
Sherwin-Williams Co.	413	227,096
Simon Property Group, Inc.	12,755	1,985,316
Sinclair Broadcast Group, Inc., Class A	11,249	480,782
Sirius XM Holdings, Inc.	202,584	1,267,163
Six Flags Entertainment Corp.	712	36,162
SL Green Realty Corp.	1,898	155,161
Snap-on, Inc.	6,270	981,506
Southwest Gas Holdings, Inc.(a)	1,105	100,599
Starbucks Corp.	10,033	887,118
State Street Corp.	2,292	135,663
Stifel Financial Corp.	733	42,060
Stryker Corp.	6,304	1,363,555
Synchrony Financial	18,925	645,153
SYNNEX Corp.	213	24,048
Synovus Financial Corp.	4,292	153,482
Target Corp.	271	28,973
TCF Financial Corp.(a)	1,366	52,004
TD Ameritrade Holding Corp.	14,058	656,509
TEGNA, Inc.	1,420	22,053
Teledyne Technologies, Inc.(a)(c)	1,743	561,229
Telephone & Data Systems, Inc.	275	7,095
Tempur Sealy International, Inc.(a)	2,518	194,390
Texas Capital Bancshares, Inc.(a)	370	20,221
Texas Instruments, Inc.	5,588	722,193
Thermo Fisher Scientific, Inc.	3,999	1,164,789
Timken Co.	469	20,406
TJX Cos., Inc.	7,820	435,887
Tractor Supply Co.	775	70,091
TransDigm Group, Inc.(a)	156	81,225
TransUnion	694	56,290
Travelers Cos., Inc.	7,678	1,141,642
TriNet Group, Inc.(a)	1,666	103,609
Twilio, Inc., Class A(a)	215	23,641
Twitter, Inc.(a)	1,788	73,666
U.S. Bancorp	4,015	222,190
UGI Corp.	10,974	551,663
Umpqua Holdings Corp.	1,275	20,987
Union Pacific Corp.	2,435	394,421
United Parcel Service, Inc., Class B	2,722	326,150
United Technologies Corp.	3,030	413,656
UnitedHealth Group, Inc.	13,908	3,022,487
Unum Group	37,711	1,120,771
Vail Resorts, Inc.	91	20,708
Veeva Systems, Inc., Class A(a)	9,051	1,381,997
Verint Systems, Inc.(a)	440	18,823
VeriSign, Inc.(a)	5,154	972,199
Verisk Analytics, Inc.	2,389	377,796
Verizon Communications, Inc.	48,090	2,902,712
Vertex Pharmaceuticals, Inc.(a)	2,260	382,889
VF Corp.	910	80,981
Viacom, Inc., Class B	1,229	29,533

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Visa, Inc., Class A	30,070	$5,172,341
Vulcan Materials Co.	641	96,945
W.W. Grainger, Inc.	475	141,146
Waste Connections, Inc.	2,967	272,964
Waste Management, Inc.	2,373	272,895
Waters Corp.(a)	170	37,949
Watsco, Inc.	1,871	316,536
Webster Financial Corp.	1,768	82,866
Wells Fargo & Co.	43,838	2,211,189
Western Alliance Bancorp	371	17,096
Westrock Co.	17,159	625,446
Williams Cos., Inc.	11,791	283,691
Wintrust Financial Corp.	1,566	101,211
Woodward, Inc.	652	70,305
Workday, Inc., Class A(a)	4,784	813,089
WR Grace & Co.	534	35,650
Xcel Energy, Inc.	4,949	321,141
Xilinx, Inc.	1,164	111,628
Yelp, Inc.(a)	8,482	294,749
Yum! Brands, Inc.	9,373	1,063,179
Zebra Technologies Corp., Class A(a)	121	24,971
Zendesk, Inc.(a)	3,355	244,512
Zions Bancorp. NA	14,613	650,570
Zoetis, Inc.	12,055	1,501,932
Zynga, Inc., Class A(a)	6,676	38,854

		224,620,920

Total Common Stocks — 96.8% (Cost — $383,388,258)		408,795,863

Preferred Stocks — 0.2%

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, 0.00%	80,387	656,260

Germany — 0.0%
Volkswagen AG, Preference Shares, 0.00%	978	166,343

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, 0.00%	81,693	47,164

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,243	41,030

Total Preferred Stocks — 0.2% (Cost — $957,813)		910,797

Security	Shares	Value

Rights — 0.0%

China — 0.0%
Legend Holdings Corp. (Expires 05/23/19)(a)	1,700	$—

Total Rights — 0.0% (Cost — $—)		—

Total Long-Term Investments — 97.0% (Cost — $384,346,071)		409,706,660

Short-Term Securities — 4.1%

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(d)(f)	2,192,860	2,192,860
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)(e)(f)	1,696,947	1,697,287

Total Money Market Funds — 0.9% (Cost — $3,890,100)		3,890,147

		Par (000)
Time Deposits — 3.2%

Australia — 1.6%
Brown Brothers Harriman & Co., 0.25%, 10/01/19	AUD	9,802	6,616,120

Canada — 0.3%
Brown Brothers Harriman & Co., 0.85%, 10/01/19	CAD	1,726	1,303,160

Europe — 0.3%
BNP Paribas SA, (0.67%), 10/01/19	EUR	1,315	1,433,366

Hong Kong — 0.4%
BNP Paribas SA, 2.20%, 10/01/19	HKD	11,488	1,465,704

Japan — 0.3%
Sumitomo Bank Tokyo, (0.23%), 10/01/19	JPY	116,663	1,078,966

Norway — 0.2%
Brown Brothers Harriman & Co., 0.50%, 10/01/19	NOK	6,248	686,730

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.79%, 10/01/19	SGD	48	34,575

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.33%, 10/01/19	ZAR	552	36,447

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom — 0.1%
Citibank NA, New York, 0.37%, 10/01/19	GBP	452	$555,352

Total Time Deposits — 3.2% (Cost — $13,210,421)			13,210,420

Total Short-Term Securities — 4.1% (Cost — $17,100,521)			17,100,567

Total Investments — 101.1% (Cost — $401,446,592)			426,807,227

Liabilities in Excess of Other Assets — (1.1)%			(4,561,656)

Net Assets — 100.0%			$422,245,571

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,101,908	90,952	2,192,860	$2,192,860	$19,213		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,915,211	(1,218,264)	1,696,947	1,697,287	2,608	(b)	(423)	(49)

				$3,890,147	$21,821		$(423)	$(49)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SGD — Singapore Dollar
USD — United States Dollar
ZAR — South African Rand

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc.

Portfolio Abbreviations

ADR — American Depositary Receipts
AGC — Assured Guarantee Corp.
ALL — Albanian Lek
CME — Chicago Mercantile Exchange
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International
NVDR — Non-voting Depository Receipts
PCL — Public Company Limited
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	16	12/12/19	$1,618	$42,008
S&P/TSX 60 Index	3	12/19/19	451	(1,458)
SPI 200 Index	2	12/19/19	226	503
Euro Stoxx 50 Index	51	12/20/19	1,976	26,706
FTSE 100 Index	8	12/20/19	726	9,632
MSCI Emerging Markets E-Mini Index	21	12/20/19	1,052	(28,701)
S&P 500 E-Mini Index	44	12/20/19	6,553	(62,705)

				$(14,015)

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$263,345	$—	$—	$263,345
Australia	—	10,215,602	—	10,215,602
Austria	30,426	576,398	—	606,824
Belgium	—	2,431,563	—	2,431,563
Brazil	2,985,361	—	—	2,985,361
Canada	17,825,839	—	—	17,825,839
China	3,932,346	12,331,524	—	16,263,870
Czech Republic	—	104,000	—	104,000
Denmark	—	1,988,510	—	1,988,510
Finland	154	1,962,412	—	1,962,566
France	—	14,079,601	—	14,079,601
Germany	2,027,753	7,240,807	—	9,268,560
Hong Kong	126,223	2,667,602	—	2,793,825
Hungary	58,452	1,364,923	—	1,423,375
India	662,435	4,164,284	—	4,826,719
Indonesia	—	590,273	—	590,273
Ireland	104,853	68,244	—	173,097
Israel	191,625	—	—	191,625
Italy	—	1,685,673	—	1,685,673
Japan	—	31,368,070	—	31,368,070
Luxembourg	24,033	16,289	—	40,322
Macau	—	104,833	—	104,833
Malaysia	—	305,917	—	305,917
Mexico	1,626,205	—	—	1,626,205
Netherlands	226,424	4,124,506	—	4,350,930
Norway	—	218,390	—	218,390

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Poland	$—	$1,624,318	$—	$1,624,318
Portugal	—	595,911	—	595,911
Russia	44,647	1,299,864	—	1,344,511
Singapore	—	1,069,843	—	1,069,843
South Africa	222,257	1,615,386	—	1,837,643
South Korea	—	2,729,442	—	2,729,442
Spain	183	3,835,203	—	3,835,386
Sweden	—	3,503,905	—	3,503,905
Switzerland	—	13,822,678	—	13,822,678
Taiwan	—	6,920,870	—	6,920,870
Thailand	15,171	849,341	—	864,512
Turkey	19,237	1,175,190	—	1,194,427
United Kingdom	664,819	16,471,783	—	17,136,602
United States	223,824,954	795,966	—	224,620,920
Preferred Stocks(a)	656,260	254,537	—	910,797
Short-Term Securities
Money Market Funds	2,192,860	—	—	2,192,860
Time Deposits	—	13,210,420	—	13,210,420

Subtotal	$257,725,862	$167,384,078	$—	$425,109,940

Investments Valued at Net Asset Value (“NAV”)(b)				1,697,287

Total Investments				$426,807,227

Derivative Financial Instruments(c)
Assets:
Equity contracts	$78,849	$—	$—	$78,849
Liabilities:
Equity contracts	(92,864)	—	—	(92,864)

	$(14,015)	$—	$—	$(14,015)

(a)	See above Schedule of Investments for values in each country. Investments categorized as Level 1 & 2 are included in country type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16